INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
INVESTMENTS
Schedule of investments by type

	June 30,	December 31,
	2023	2022
Investments in associates and joint ventures	383,500	354,200
Goodwill	233,228	233,399
Other investments evaluated at fair value through other comprehensive income - Celluforce	23,541	24,917
	640,269	612,516

Schedule of investments in associates and joint ventures

	Information of joint ventures as at			Company Participation
	June 30,					In the income(expenses) for
	2023			Carrying amount		the period
		Income
		(expenses)	Participation
		of the	equity	June 30,	December 31,	June 30,	June 30,
	Equity	period	(%)	2023	2022	2023	2022
Associate
Ensyn Corporation	2,684	(16,508)	26.07%	700	1,250	(4,304)	5,597
Spinnova Plc (1)	526,204		19.03%	100,137	113,079	(6,706)	(4,939)
				100,837	114,329	(11,010)	658

Joint ventures
Domestic (Brazil)
Biomas	28,962	(1,051)	16.66%	4,825		(175)
Ibema Companhia Brasileira de Papel	366,704	76,069	49.90%	182,985	158,996	21,524	8,764
Foreign
F&E Technologies LLC	9,928		50.00%	4,964	5,230
Woodspin Oy	179,778	(19,376)	50.00%	89,889	75,645	(9,688)	(1)
				282,663	239,871	11,661	8,763

Other movements				23,541	24,917	(232)	(114)
				23,541	24,917	(232)	(114)
				407,041	379,117	419	9,307

1)	The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR4.91 (four euros and ninety-one cents) on June 30, 2023.